PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2022
PROPERTY AND EQUIPMENT, NET.
Schedule of Property and equipment

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
Motor vehicles	¥5,097,921	¥5,312,274	$793,146
Office equipment and fixtures	1,385,084	1,442,395	215,356
Production equipment	30,559,275	31,102,055	4,643,677
Total property and equipment	37,042,280	37,856,724	5,652,179
Less: accumulated depreciation	(9,135,200)	(11,614,250)	(1,734,060)
Less: Impairment for property and equipment	(768,312)	(768,312)	(114,712)
Property and equipment, net	¥27,138,768	¥25,474,162	$3,803,407
Construction in progress	¥—	¥239,739	$35,794